Loans - Schedule of Future Long-Term Loan Obligations (Details) - Jun. 30, 2026 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Schedule of Future Long-Term Loan Obligations [Abstract]
The remaining six months ending December 31, 2026	$ 52	¥ 350
2027	752	5,100
2028	552	3,750
Total	$ 1,356	¥ 9,200